Filed with the Securities and Exchange Commission on February 24, 2022

Registration No. 333-142456

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 22	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT NO. 66

(Exact Name of Registrant)

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

1290 Avenue of the Americas, New York, New York 10104

(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (212) 554-1234

SHANE DALY

Vice President and Associate General Counsel

Equitable Financial Life Insurance Company

1290 Avenue of the Americas, New York, New York 10104

(Names and Addresses of Agents for Service (212)554-1234)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	On March 26, 2022 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485.
☐	On (date) pursuant to paragraph (a) (1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

Units of interest in Separate Account under variable annuity contracts.

NOTE

Pursuant to Rule 485(B)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 22 is to delay the effective date of Post-Effective Amendment No. 19, which was filed on November 5, 2021. The Post-Effective Amendment does not amend or delete the currently effective Prospectus, Supplements or Statement of Additional Information or any other part of the Registration Statement except as specifically noted herein. We will make a filing pursuant to Rule 485(B) at a future date which incorporates all staff comments and any required missing information or items.

SIGNATURES

As required by the Securities Act of 1933, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf in the City of New York, and State of New York on this 24th day of February, 2022.

Separate Account No. 66
(Registrant)

Equitable Financial Life Insurance Company

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson	Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Robin Raju	Senior Executive Director and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*William Eckert	Managing Director and Chief Accounting Officer

*DIRECTORS:

Ramon de Oliveira Daniel G. Kaye Kristi A. Matus Mark Pearson	Bertram L. Scott George Stansfield Charles G.T. Stonehill Joan Lamm-Tennant Francis Hondal

*By:	/s/ Shane Daly
Shane Daly
Attorney-in-Fact
February 24, 2022